Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Liability for remediation and reclamation obligations	$ 2.6	$ 2.0
Term of obligation	5 years
Western Gas Partners, LP [Member]
Loss Contingencies [Line Items]
Committed capital	$ 45.0
Rent expense associated with office, warehouse and equipment leases	$ 34.1	$ 25.9	$ 22.3